PRINCIPAL ACCOUNTING POLICIES - Estimated useful life (Details)	Dec. 31, 2024
Computer and equipment | Minimum
Property, equipment and software, net
Property plant and equipment, useful life	26 months
Computer and equipment | Maximum
Property, equipment and software, net
Property plant and equipment, useful life	4 years
Software
Property, equipment and software, net
Property plant and equipment, useful life	5 years
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, useful life	3 years
Motor vehicles
Property, equipment and software, net
Property plant and equipment, useful life	5 years
Office buildings | Minimum
Property, equipment and software, net
Property plant and equipment, useful life	10 years
Office buildings | Maximum
Property, equipment and software, net
Property plant and equipment, useful life	20 years